Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets pledged as collateral
Cash and balances at central banks	$ 876	$ 1,041
Financial assets at fair value held for trading	71,050	83,689
of which: assets pledged as collateral which may be sold or repledged by counterparties	38,532	51,263
Loans and advances to customers	70,342	127,362
Financial assets at fair value not held for trading	3,645	3,099
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,566	2,110
Debt securities classified as Other financial assets measured at amortized cost	8,703	7,561
of which: assets pledged as collateral that may be sold or repledged by counterparties	7,891	6,299
Total financial assets pledged as collateral	154,616	222,752
Other restricted financial assets
Amounts due from banks	2,570	2,874
Financial assets at fair value held for trading	264	184
Cash collateral receivables on derivative instruments	8,006	9,539
Loans and advances to customers	175	275
Other financial assets measured at amortized cost	4,186	4,724
Financial assets at fair value not held for trading	20,645	18,229
Financial assets measured at fair value through other comprehensive income	1,863	1,846
Other	128	354
Total other restricted financial assets	37,837	38,025
Total financial assets pledged and other restricted financial assets	192,453	260,777
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes, as well as undrawn contingency funding facilities	$ 30,500	$ 26,500